Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2022
Investments in equity investees
Schedule of Investments in equity method investees

	As of December 31,
	2021	2022
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	37,040	45,451
Hangzhou Juxi Technology Co., Ltd. (2)	14,491	14,077
Hangzhou Dajing Guangtong Network Technology Co., Ltd. (3)	12,756	—
Others	37,305	10,300
	101,592	69,828
(1)	In January 2018, the Group invested RMB13,328 to establish an E-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB7,363, RMB8,145 and RMB8,412 was recognized for the years ended December 31, 2020, 2021 and 2022, respectively.
(2)	In June 2019, the Group entered into an agreement with Hangzhou Juxi Technology Co., Ltd. (“Juxi”) to acquire 10% equity interest with a total consideration of RMB15,000. As the Group has significant influence over Juxi, it is accounted for under the equity method of accounting. Share of income of RMB26 and income of RMB60 and loss of RMB414 in equity method investment was recognized for the years ended December 31, 2020, 2021 and 2022, respectively.
(3)	In May 2021, the Group entered into an agreement with Hangzhou Dajing Guangtong Network Technology Co., Ltd. (“Dajing”) to acquire 30% equity interest with a total consideration of RMB13,500. As the Group has significant influence over Dajing, it is accounted for under the equity method of accounting. In October 2022, the Company disposed the investment for a cash consideration of RMB2.3 million and a loss of RMB 8.6 million was recognized accordingly.